Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets (Details) [Line Items]
Registered capital, percentage	50.00%
Statutory common reserve, percentage	10.00%
Amount of net assets (in Yuan Renminbi)	¥ 4,220,272	¥ 4,211,944
PRC [Member]
Restricted Net Assets (Details) [Line Items]
General reserve, percentage	10.00%
Registered capital, percentage	50.00%